General (Details) $ / shares in Units, $ in Thousands	1 Months Ended
Feb. 28, 2017 USD ($) $ / shares
Accounting Policies [Abstract]
Self-tender offer percentage	53.30%
Self-tender offer per share | $ / shares	$ 1.50
Tender offer aggregate amount | $	$ 2,150